Leases (Tables)	12 Months Ended
Mar. 31, 2026
Leases
Schedule of finance leases ROU assets and finance lease liabilities

The financed lease asset is included in plant and equipment, net. The following table shows finance lease liabilities, ROU assets — operating lease, operating lease liabilities, and the associated financial statement line items as of March 31:

	As of March 31,
	2026	2025
	USD	USD
Assets
Right-of-use assets – operating lease, net	51,518	5,894
	51,518	5,894
Liabilities
Finance lease liabilities, current	5,334	5,334
Finance lease liabilities, non-current	8,443	13,777
Weighted average remaining lease term (in years)	2.6	3.6
Weighted average discount rate (%)	4.0	4.0

Operating lease liabilities, current	22,357	5,943
Operating lease liabilities, non-current	29,161	-
Weighted average remaining lease term (in years)	2.3	0.3
Weighted average discount rate (%)	3.9	3.9

Schedule of information relating to financing and operating lease activities

Information relating to financing and operating lease activities during the years ended March 31, 2026, 2025 and 2024 are as follows:

	For the years ended March 31,
	2026	2025	2024
	USD	USD	USD
Finance leases:
Depreciation of assets	5,128	5,128	6,232
Interest of finance lease liabilities	800	800	820
Total lease expenses	5,928	5,928	7,052

Operating lease:
Operating lease cost – straight line	22,116	23,020	22,160

Cash outflows related to finance leases:
Financing cash outflows – principal paid	5,334	5,334	33,910
Financing cash outflows – interests paid	800	800	820
	6,134	6,134	34,730

Cash outflows related to operating lease:
Operating cash outflows – rental paid	23,846	23,846	23,846

Schedule of maturity of lease payments under finance lease liabilities

Maturities of lease payments under finance lease liabilities were as follows:

	As of March 31,
	2026	2025
	USD	USD
Year ending March 31,
2026	-	6,134
2027	6,134	6,134
2028	6,134	6,134
2029	3,066	3,066
Total undiscounted finance lease payments	15,334	21,468
Less: imputed interest	(1,557)	(2,357)
Finance lease liabilities recognized in the Consolidated Balance Sheet	13,777	19,111

Schedule of maturity of lease payments under operating lease liabilities

Maturities of lease payments under operating lease liabilities were as follows:

	As of March 31,
	2026	2025
	USD	USD
Year ending March 31,
2026	-	5,962
2027	23,846	-
2028	23,846	-
2029	5,962	-
Total undiscounted operating lease payments	53,654	5,962
Less: imputed interest	(2,136)	(19)
Operating lease liabilities recognized in the Consolidated Balance Sheet	51,518	5,943